Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies

Note B – Accounting Policies

The consolidated financial statements include the accounts of the Company, the Bank, McCrillis & Eldredge, Lake Sunapee Group, Inc. and Lake Sunapee Financial Services Corp. All significant intercompany accounts and transactions have been eliminated in consolidation.

NHTB Capital Trust II and NHTB Capital Trust III, affiliates of the Company, were formed to sell capital securities to the public through a third-party trust pool. In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810-10, “Consolidation-Overall,” these affiliates have not been included in the consolidated financial statements.